EARNINGS PER SHARE - Weighted Average Potentially Dilutive Securities (Details) - shares shares in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	4.8	13.2
Management stock options of the Manager
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	3.4	8.2
Escrow shares of the Manager
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0.8	5.0
Restricted shares of the Manager
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0.6	0.0